SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Information [Abstract]
Schedule of supplemental disclosure of cash flow information

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Cash paid (received) during the year for:
Interest	$28,705	$5,214	$5,128
Income tax payments	112,087	43,316	42,094
Income tax refunds	(17,683)	(8,187)	(3,609)